Share capital - Additional Information (Detail)	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 $ / shares	Dec. 14, 2022 $ / shares	Oct. 20, 2022 shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 € / shares shares	Dec. 31, 2019 shares
Disclosure of classes of share capital [line items]
Treasury shares | €	€ 25,023,000				€ 3,000
Shares cancelled in exchange ratio			0.26926188
Issued capital | €					€ 339,259,000
Number of shares issued and fully paid	130,971,000
Par value per share | $ / shares		$ 0.000001
LGHL Shares [Member]
Disclosure of classes of share capital [line items]
Treasury shares | €	€ 13,651,246,000
Issued capital | €	€ 110,000
Par value per share | $ / shares		0.000001
Number of shares issued	117,319,825
Number of shares outstanding	117,319,825
Convertible Preference Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	1
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	117,319,824
Par value per share | (per share)	€ 1		$ 11.5			€ 1
Number of shares outstanding	0				371,386,000	289,165	265,731
Meritz [Member] | Convertible Preference Shares [Member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		0.000001
Meritz [Member] | Ordinary shares [member]
Disclosure of classes of share capital [line items]
Convertible Preferred Stock Shares Issued Upon Conversion				15,000,000
Par value per share | $ / shares		$ 0.000001